Stock-Based Compensation - Restricted Stock Awards (Details) - $ / shares	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Apr. 28, 2024
Weighted-Average Grant Date Fair Value Per Share
Unvested, beginning balance (in dollars per share)	$ 4.34	$ 0
Granted (in dollars per share)		4.34
Cancelled or expired (in dollars per share)		0
Vested (in dollars per share)		0
Unvested, ending balance (in dollars per share)		$ 4.34
Restricted Stock
Shares
Unvested, beginning balance (in shares)	0
Instruments granted (in shares)	394,512,000
Forfeited (in shares)	(18,000,000)
Vested (in shares)	0
Unvested, ending balance (in shares)	376,512,000	0
Weighted-Average Grant Date Fair Value Per Share
Unvested, beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	2.66
Cancelled or expired (in dollars per share)	2.52
Vested (in dollars per share)	0
Unvested, ending balance (in dollars per share)	$ 2.66	$ 0